RELATED PARTY TRANSACTIONS (Due from Related Parties) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Interest-free loans				$ 1,059	$ 3,020
Housing loans to employees:
Housing loans amount						$ 1,010
Additional amount made in period		$ 49	¥ 300
Housing loans recorded as other current assets					57
Housing loans recorded as other non-current assets					285
RPL [Member]
Operation arrangements:
Due from Related Parties	[1]			342	372
Hissage [Member]
Operation arrangements:
Due from Related Parties				779	791
Zhijian [Member]
Related Party Transaction [Line Items]
Prepayments				0	185
Launcher [Member]
Related Party Transaction [Line Items]
Interest-free loans				0	228
Asia Smart Media Inc. [Member]
Related Party Transaction [Line Items]
Interest-free loans	[2]				2,000
Hesine Ruizhi [Member]
Operation arrangements:
Due from Related Parties				280	0
Yuanxin [Member]
Operation arrangements:
Due from Related Parties				7	0
Linjia [Member]
Operation arrangements:
Due from Related Parties				$ 14	$ 0

[1]	Prior to 2014, the Group made interest-free housing loans to 19 employees with original amount of approximately US$1,010. In 2014, the Group made interest-free housing loans of US$49 (RMB300). The total housing loans are guaranteed by RPL. These loans are repaid with a fixed amount each month over the term of contracts, which are usually five, ten or fifteen years. The Group discounted the future repayments of the loans at a rate the Company would charge to an employee as if the employee were to get a loan from a third-party and recorded separately as current and non-current portion. As of December 31, 2016, housing loans recorded as other current assets and other non-current assets were US$57 and US$285, respectively.
[2]	In 2015, the Group made interest-free loan to Asia Smart amounting to US$2,000 as financial support to Asia Smart. 100% provision was made as of December 31, 2016.